UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): N/A

Commission File Number of securitizer: 025-05177

Central Index Key Number of securitizer: 0001806191

THEOREM SECURITIZATION SPONSOR SPC*

Brian Beck

(626) 524-0157

Name and telephone number, including area code, of the person

To contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _________________

____________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _________________

Central Index Key Number of underwriter (if applicable): _________________

________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

*	Theorem Securitization Sponsor SPC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Theorem Securitization Sponsor SPC	(Securitizer)

Dated: February 8, 2024

/s/ Brian Beck	(Signature)
Brian Beck
Director